Equity Method Investments and Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Revenue and other amounts recognized related to these agreements and transactions is as follows (in millions):

Three months ended March 31, 2018
Secondment Revenue - Jack-ups	$13.0
Transition Services Revenue - Unallocated	9.0
Sales of supplies - Jack-ups	1.3
Total Revenue received from ARO	$23.3

Proceeds from equipment sales to ARO (a)	$1.2

(a) A $0.6 million loss was recognized in Loss on disposals of property and equipment on the Condensed Consolidated Statement of Operations. $1.2 million is included in Receivables - trade and other for the $1.2 million purchase price proceeds.

Equity Method Investments [Table Text Block]
The following summarizes the total assets and liabilities as reflected in the Company's Condensed Consolidated Balance Sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any amounts payable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

	March 31, 2018	December 31, 2017
Total assets	$325.0	$319.5
Total liabilities	11.1	10.8
Maximum exposure to loss	$313.9	$308.7
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

Three months ended March 31, 2018
Revenue	$58.3
Direct operating costs (excluding items below)	33.4
Depreciation and amortization	16.6
Selling, general and administrative	6.4
Loss on disposals of property and equipment	0.1
Income from Operations	1.8
Interest expense	(5.6)
Benefit for income taxes	(1.2)
Net loss	$(2.6)

Rowan's Equity in losses from ARO	$(1.3)

	March 31, 2018	December 31, 2017
Current assets	$121.0	$108.6
Non-current assets	456.5	459.7
Total assets	$577.5	$568.3

Current liabilities	$43.4	$29.2
Non-current liabilities	542.7	545.1
Total liabilities	$586.1	$574.3